State Street My2027 High Yield Corporate Bond ETF Investment Objectives and Goals - State Street My2027 High Yield Corporate Bond ETF	Feb. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® My2027 High Yield Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street My2027 High Yield Corporate Bond ETF (the “Fund”) seeks to maximize current income while seeking preservation of capital.